Share-based awards - Share-based awards relating to Ant Financial (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Share-based awards
Share-based compensation expense	¥ 32,409	¥ 15,260
Share-based awards relating to Ant Group
Share-based awards
Share-based compensation expense	¥ 16,329	¥ 655
Share-based awards relating to Ant Group | Share-based awards with four-year vesting schedule
Share-based awards
Vesting period	4 years
Vesting percentage	25.00%
Share-based awards relating to Ant Group | Share-based awards with four-year vesting schedule and initial vesting at first anniversary
Share-based awards
Vesting percentage	25.00%
Share-based awards relating to Ant Group | Share-based awards with four-year vesting schedule and initial vesting at second anniversary
Share-based awards
Vesting percentage	50.00%
Share-based awards relating to Ant Group | Share-based awards with six-year vesting schedule
Share-based awards
Vesting period	6 years